Share-Based Compensation (Narrative) (Details) - USD ($)	1 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, net of estimated forfeitures			$ 1,500,000		$ 3,000,000.0
Expected weighted average period to recognize the compensation cost, in years			6 months		1 year
Total share-based expense			$ 1,500,000	$ 1,800,000	$ 3,300,000	$ 1,200,000
Number of shares authorized		27,000,000					12,000,000
Issuance of common stock for services, shares	35,000	500,000
Issuance of stocks to consultants, value	$ 40,000.00	$ 330,000
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant					20,473
Maximum number of shares per employee					5,000
Number of shares authorized					50,000
2011 Long Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant					61,302
Maximum number of shares per employee					150,000
Number of shares authorized					3,000,000.0
2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant					1,897,857
Number of shares authorized							12,000,000.0
Restricted Stock Award And Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested fair value					$ 600,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of option shares granted					$ 0.46	$ 0.27
Fair market value of vested shares					$ 3,400,000	$ 900,000
Intrinsic value of options exercised					$ 300,000	$ 0
Granted, Shares					13,040,000
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
Named Executive Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares		11,900,000
Non Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares		1,100,000
Non Employee Directors [Member] | Maximum [Member] | 2019 Long-Term Incentive Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares per employee					1,000,000.0
Weighted average fair value of option shares granted					$ 175,000
Non Employee [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					1 year
Executive Officers, Key Employees And Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Period Increase (Decrease), Weighted Average Exercise Price		$ 0.54